INCOME TAX - Non-capital Losses Expiration (Details) $ in Thousands	12 Months Ended
Mar. 31, 2023 CAD ($)
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses expiration	The non-capital losses expire as follows:

Year of expiry	$
2040	740
2041	19,193
2042	12,234
2043	10,704
42,871
As at March 31, 2023, the Company has non-capital losses in the United States, which under certain circumstances can be used to reduce the taxable income of future years. The non-capital losses, stated in Canadian dollars, that will expire as follows:

Year of expiry	$
2041 - Pre-acquisition loss generated up to December 4, 2020	992
2041 - Loss generated in the period from December 4, 2020 to March 31, 2021	1,323
2042 - Loss generated in the year ended March 31, 2022	7,131
2043 - Loss generated in the year ended March 31, 2023	2,902
12,348

Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 42,871
United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	12,348
Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 45,982
Non-capital losses expiration	The non-capital losses, stated in Canadian dollars, expire as follows:

Year of expiry	$
2042	22,965
2043	23,017
45,982

2040 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 740
2041 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	19,193
2041 | United States | Pre-acquisition loss generated up to December 4, 2020
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	992
2041 | United States | Loss generated in the period from December 4, 2020 to March 31, 2021
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,323
2042 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	12,234
2042 | United States | Loss generated in the year ended March 31, 2022
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	7,131
2042 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	22,965
Year 2043 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	10,704
Year 2043 | United States | Loss generated in the year ended March 31, 2022
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	2,902
Year 2043 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 23,017